License Agreements, Research Collaborations and Development Agreements (Details Narrative 1)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($) Agreements	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) Agreements	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Agreements	Dec. 31, 2015 USD ($)
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements | Agreements					5
Royalty expense	$ 62,500	$ 71,135	$ 194,686	$ 216,937	$ 290,491	$ 205,147
Annual future minimum royalty payments due	250,000		250,000		250,000
Collaborations revenue	6,302	$ 6,302	33,699	$ 131,302	272,603	$ 336,102
Collaborative Arrangement License Agreement [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Collaborations revenue	$ 6,301		$ 18,698		$ 137,603
F I S H Product Line [Member]
License Agreements Research Collaborations And Development Agreements [Line Items]
Number of license agreements | Agreements	1		1		2